Issued capital and reserves & Shareholders of Global Blue - Disclosure of treasury shares (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Treasury Shares [Line Items]
Equity balance as of beginning of the year			€ (185,793)	€ (100,590)
Issuance of treasury shares by Global Blue Group Holding A.G.			0
Vested RSA shares			0
Allocation of treasury shares to shareholders			0
Conversion of shares				0
Acquisition of treasury shares				(46)
Equity balance as of end of the year	€ 4,288	€ (146,236)	€ 4,288	€ (146,236)
Other equity
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	13,203,524	8,190,415	13,099,389	8,190,415
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)			104,135
Vested RSA shares (in shares)	413,806		413,806
Allocation of treasury shares to shareholders (in shares)	1,189,977		1,189,977
Conversion of shares (in shares)				0
Acquisition of treasury shares (in shares)		5,000,000		5,000,000
Number of shares outstanding at end of period (in shares)	11,599,741	13,190,415	11,599,741	13,190,415
Equity balance as of beginning of the year	€ (10,180)	€ (10,123)	€ (10,179)	€ (10,123)
Issuance of treasury shares by Global Blue Group Holding A.G.			(1)
Vested RSA shares	4		4
Allocation of treasury shares to shareholders	9,178		9,178
Conversion of shares				0
Acquisition of treasury shares		(46)		(46)
Equity balance as of end of the year	€ (998)	€ (10,169)	€ (998)	€ (10,169)
Ordinary shares | Other equity
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	13,099,153	8,086,280	12,995,018	8,051,569
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)			104,135
Vested RSA shares (in shares)	413,806		413,806
Allocation of treasury shares to shareholders (in shares)	1,189,977		1,189,977
Conversion of shares (in shares)				34,711
Acquisition of treasury shares (in shares)	438	5,000,000		5,000,000
Number of shares outstanding at end of period (in shares)	11,495,370	13,086,280	11,495,370	13,086,280
Equity balance as of beginning of the year	€ (9,298)	€ (9,243)	€ (9,297)	€ (8,877)
Issuance of treasury shares by Global Blue Group Holding A.G.			(1)
Vested RSA shares	4		4
Allocation of treasury shares to shareholders	9,178		9,178
Conversion of shares				(366)
Acquisition of treasury shares		(46)		(46)
Equity balance as of end of the year	€ (116)	€ (9,289)	€ (116)	€ (9,289)
Preference shares A | Other equity
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	104,371	104,135	104,371	138,846
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)			0
Vested RSA shares (in shares)	0		0
Allocation of treasury shares to shareholders (in shares)	0		0
Conversion of shares (in shares)				(34,711)
Acquisition of treasury shares (in shares)		0		0
Number of shares outstanding at end of period (in shares)	104,371	104,135	104,371	104,135
Equity balance as of beginning of the year	€ (882)	€ (880)	€ (882)	€ (1,246)
Issuance of treasury shares by Global Blue Group Holding A.G.			0
Vested RSA shares	0		0
Allocation of treasury shares to shareholders	0		0
Conversion of shares				366
Acquisition of treasury shares		0		0
Equity balance as of end of the year	(882)	(880)	(882)	(880)
Preference shares | Other equity
Disclosure Of Treasury Shares [Line Items]
Equity balance as of beginning of the year			(882)	(1,246)
Conversion of shares				366
Equity balance as of end of the year	€ (882)	€ (880)	€ (882)	€ (880)